Offerings	Oct. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Secondary Offering: Class A Ordinary Shares
Amount Registered | shares	3,125,000
Proposed Maximum Offering Price per Unit	0.003333
Maximum Aggregate Offering Price	$ 10,415.63
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.91
Offering Note	All securities being registered are to be issued by Miluna Acquisition Corp ("SPAC"), a Cayman Islands exempted company with limited liability which will be renamed "Kukugan Corp" ("PubCo") immediately following the consummation of the proposed business combination (the "Business Combination") among SPAC, Kukugan Invest, a Cayman Islands exempted company ("Parent" or "Kukugan"), and CADV Ventures S.A., a Polish company and a wholly-owned subsidiary of Parent (the "Company" or "CADV"), as described in PubCo's Registration Statement on Form S-4. Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Consists of 3,125,000 PubCo Class A Ordinary Shares to be issued at the Closing to certain shareholders of Kukugan (the "Selling Securityholders") in exchange for their shares of Kukugan pursuant to the Business Combination. Such PubCo Class A Ordinary Shares are to be offered and sold by the Selling Securityholders pursuant to the resale prospectus included in this registration statement and proxy statement/prospectus. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act of 1933, as amended (the "Securities Act"). Kukugan, a Cayman Islands exempted company, is a private company, no market exists for its securities and Kukugan has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of Kukugan's securities expected to be exchanged in the Business Combination.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	11,194,692
Proposed Maximum Offering Price per Unit	10.165
Maximum Aggregate Offering Price	$ 113,794,044.18
Amount of Registration Fee	$ 15,714.96
Offering Note	All securities being registered are to be issued by Miluna Acquisition Corp ("SPAC"), a Cayman Islands exempted company with limited liability which will be renamed "Kukugan Corp" ("PubCo") immediately following the consummation of the proposed business combination (the "Business Combination") among SPAC, Kukugan Invest, a Cayman Islands exempted company ("Parent" or "Kukugan"), and CADV Ventures S.A., a Polish company and a wholly-owned subsidiary of Parent (the "Company" or "CADV"), as described in PubCo's Registration Statement on Form S-4. Pursuant to Rule 416(a) of the Securities Act there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Based upon the maximum number of Class A ordinary shares, par value $0.0001 per share, of PubCo ("PubCo Class A Ordinary Shares") estimated to be issued in connection with the Business Combination. Such number of PubCo Class A Ordinary Shares is based on the sum of up to (a) 6,900,000 PubCo Class A Ordinary Shares to be issued to holders of SPAC Public Shares, assuming no Redemptions of Public Shares at the Closing; (b) 203,100 PubCo Class A Ordinary Shares to be issued to the Sponsor upon conversion of 203,100 Private Placement Shares included in the Private Placement Units; (c) 1,725,000 PubCo Class A Ordinary Shares to be issued to the Sponsor, SPAC's officers and directors, and Mr. Shang Ju Lin upon conversion of 1,725,000 Insider Shares; and (d) 2,366,592 PubCo Class A Ordinary Shares to be issued to ARC Group International Limited at the Closing, assuming no Redemptions of Public Shares at the Closing. Proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the SPAC Ordinary Shares on the Nasdaq Stock Market LLC on August 24, 2026 ($10.165 per share), in accordance with Rule 457(f)(1) and Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act").